Retirement benefits obligations - Comprehensive loss (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Retirement benefits obligations
Current service cost	SFr (17,268)	SFr (7,521)	SFr (34,536)	SFr (15,043)
Interest cost	(16,659)	(5,399)	(33,319)	(10,799)
Interest income	15,452	4,861	30,904	9,721
Company pension amount	SFr (18,475)	SFr (8,059)	SFr (36,951)	SFr (16,121)